Related party transactions	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Related party transactions

31. Related party transactions –

The Group’s subsidiaries as at March 31, 2018 are as follows:

Subsidiaries	Principal activities	Immediate holding company	Country of Incorporation	The Company’s / Immediate percentage holding (in % as at March 31, 2017)	The Company’s / Immediate percentage holding (in % as at March 31, 2018)
Copper Mines of Tasmania Pty Limited (“CMT”)	Copper mining	Monte Cello B.V.	Australia	100	100
Thalanga Copper Mines Pty Limited (“TCM”)	Copper mining	Monte Cello B.V.	Australia	100	100
Monte Cello B.V. (“MCBV”)	Investment company	Vedanta Limited	Netherland	100	100
Bharat Aluminium Company Limited (“BALCO”)	Aluminium mining and smelting	Vedanta Limited	India	51	51
Talwandi Sabo Power Limited (“TSPL”)	Power generation	Vedanta Limited	India	100	100
Sterlite (USA) Inc.	Investment company	Vedanta Limited	USA	100	100
Hindustan Zinc Limited (“HZL”)	Zinc mining and smelting	Vedanta Limited	India	64.92	64.92
Fujairah Gold FZC [1]	Gold and silver processing	Malco Energy Limited	UAE	100	100
THL Zinc Ventures Ltd	Investment company	Vedanta Limited	Mauritius	100	100
THL Zinc Ltd	Investment company	THL Zinc Ventures Ltd	Mauritius	100	100
THL Zinc Holding B.V.	Investment company	Vedanta Limited	Netherland	100	100
THL Zinc Namibia Holdings (Proprietary) Limited (“VNHL”)	Investment company	THL Zinc Ltd	Namibia	100	100
Skorpion Zinc (Proprietary) Limited	Investment company	THL Zinc Namibia Holdings (Proprietary) Limited	Namibia	100	100
Skorpion Mining Company (Proprietary) Limited	Exploration, development, production and sale of zinc ore	Skorpion Zinc (Proprietary) Limited	Namibia	100	100
Namzinc (Proprietary) Limited	Zinc refinery	Skorpion Zinc (Proprietary) Limited	Namibia	100	100
Amica Guesthouse (Proprietary) Limited	Accommodation and catering services	Skorpion Zinc (Proprietary) Limited	Namibia	100	100
Rosh Pinah Health Care (Proprietary) Limited	Leasing out of medical equipment and building and conducting services related thereto	Skorpion Zinc (Proprietary) Limited	Namibia	69	69
Black Mountain Mining (Proprietary) Limited (“BMM”)	Exploration, development, production and sale of zinc, lead, copper and associated mineral concentrates	THL Zinc Ltd	South Africa	74	74
Vedanta Lisheen Holdings Limited	Investment company	THL Zinc Holing B.V.	Ireland	100	100
Vedanta Lisheen Mining Limited	Zinc and lead mining	Vedanta Lisheen Holdings Limited	Ireland	100	100
Killoran Lisheen Mining Limited	Zinc and lead mining	Vedanta Lisheen Holdings Limited	Ireland	100	100
Lisheen Milling Limited	Production of zinc and lead concentrates	Vedanta Lisheen Holdings Limited	Ireland	100	100
Killoran Lisheen Finance Limited	Investment company	Vedanta Lisheen Holdings Limited	Ireland	100	100
Pecvest 17 Proprietary Limited ****	Investment company	THL Zinc Ltd	South Africa	—	—
Sterlite Ports Limited	Infrastructure	Vedanta Limited	India	100	100
Vizag General Cargo Berth Private Limited	Infrastructure	Vedanta Limited	India	100	100
Paradip Multi Cargo Berth Private Limited	Infrastructure	Vedanta Limited	India	100	100
Maritime Ventures Private Limited	Infrastructure	Sterlite Ports Limited	India	100	100
Sterlite Infraventures Limited*****	Infrastructure	Vedanta Limited	India	—	—

Subsidiaries	Principal activities	Immediate holding company	Country of Incorporation	The Company’s / Immediate percentage holding (in % as at March 31, 2017)	The Company’s / Immediate percentage holding (in % as at March 31, 2018)
Lakomasko B.V.	Investment company	THL Zinc Holding B.V.	Netherland	100	100
Vedanta Exploration Ireland Limited	Exploration company	Vedanta Lisheen Holdings Ltd	Ireland	100	100
Malco Energy Limited (“MEL”)	Power generation	Vedanta Limited	India	100	100
Sesa Resources Limited (“SRL”)	Iron ore mining	Vedanta Limited	India	100	100
Sesa Mining Corporation Limited	Iron ore mining	Sesa Resources Limited	India	100	100
Goa Sea Ports Private Limited [2]	Infrastructure	Sterlite Ports Limited	India	100	100
Western Cluster Limited	Iron ore mining	Bloom Fountain Limited	Liberia	100	100
Twin Star Mauritius Holdings Limited *	Investment Company	Twin Star Energy Holdings Limited	Mauritius	100	100
Twin Star Energy Holdings Limited (“TEHL”) *	Investment Company	Bloom Fountain Limited	Mauritius	100	100
Bloom Fountain Limited	Operating (Iron ore) and Investment Company	Vedanta Limited	Mauritius	100	100
Cairn Energy Australia Pty Limited****	Investment company	Cairn India Holdings Limited	Australia	—	—
Cairn Energy Holdings Limited****	Investment company	Cairn India Holdings Limited	United Kingdom (UK)	—	—
Cairn India Holdings Limited [3]	Investment company	Vedanta Limited	Jersey	100	100
Cairn Energy Hydrocarbons Limited	Oil and gas exploration, development and production	Cairn India Holdings Limited	Scotland**	100	100
Cairn Exploration (No. 2) Limited	Oil and gas exploration, development and production	Cairn India Holdings Limited	Scotland	100	100
Cairn Exploration (No. 7) Limited****	Oil and gas exploration, development and production	Cairn India Holdings Limited	United Kingdom (UK)	—	—
Cairn Energy Gujarat Block 1 Limited	Oil and gas exploration, development and production	Cairn India Holdings Limited	Scotland	100	100
Cairn Energy Discovery Limited	Oil and gas exploration, development and production	Cairn India Holdings Limited	Scotland	100	100
Cairn Energy India Pty Limited	Oil and gas exploration, development and production	Cairn India Holdings Limited	Australia	100	100
CIG Mauritius Holdings Private Limited	Investment Company	Cairn Energy Hydrocarbons Limited	Mauritius	100	100
CIG Mauritius Private Limited	Investment Company	CIG Mauritius Holdings Private Limited	Mauritius	100	100
Cairn Lanka (Pvt) Limited	Oil and gas exploration, development and production	CIG Mauritius Private Limited	Sri Lanka	100	100
Cairn South Africa (Pty) Limited	Oil and gas exploration, development and production	Cairn Energy Hydrocarbons Limited	South Africa	100	100
Sesa Sterlite Mauritius Holdings Limited *	Investment Company	Bloom Fountain Limited	Mauritius	100	100
AvanStrate Inc.***	Manufacturer of LCD glass substrate	Cairn India Holdings Limited	Japan	—	51.63
AvanStrate Korea***	Manufacturer of LCD glass substrate	AvanStrate Inc.	South Korea	—	51.63
AvanStrate Taiwan***	Manufacturer of LCD glass substrate	AvanStrate Inc.	Taiwan	—	51.63

*	Under liquidation
**	Principal place of business is in India
***	Purchased during the current year (Refer note 1)
****	Dissolved during the previous year
*****	Sold during the previous year

1	Pursuant to transfer of holding in Fujairah Gold from TCM and CMT to MEL in July 2016
2	Goa Sea Port Private Limited incorporated on 5th July, 2016 as a 100% subsidiary of Sterlite Ports Limited (SPL)
3	Cairn India Limited merged with Vedanta Limited. Post merger Cairn India Holdings Limited became direct subsidiary of Vedanta Limited (Refer note 1).
4	The Group also has interest in certain trust which are neither significant nor material to the Group.
5	Subsequent to the balance sheet date, Vedanta Star Limited, a 100% subsidiary of Vedanta Limited was incorporated on April 23, 2018.

The Company owns directly or indirectly through subsidiaries, more than half of the voting power of all of its subsidiaries as mentioned in the list above, and the Group is able to govern its subsidiaries’ financial and operating policies so as to benefit from their activities.

Ultimate controlling party

As at March 31, 2018, the Group is majorly owned by Twin Star Holdings Limited, Finsider International Company Limited, Westglobe Limited and Welter Trading Limited which are in turn wholly-owned subsidiaries of Vedanta Resources Plc (Intermediate Holding Company). The ultimate controlling party of the Group is Volcan Investments Limited (“Volcan”), which is controlled by the Chairman Emeritus, Mr. Anil Agarwal and persons related to him. Volcan Investment Limited, Twin Star Holdings Limited, Finsider International Company Limited, Westglobe Limited and Welter Trading Limited do not produce Group financial statements.

List of related parties and relationships –

The Group enters into transactions in the normal course of business with its related parties, including its parent Vedanta, and the companies over which it has significant influence. A summary of significant related party transactions for the year ended March 31, 2016, 2017 and 2018 are noted below.

A)	Entities Controlling the Company (Holding Companies)

•	Volcan Investments Limited (‘Volcan’)

Intermediate Holding Companies

•	Vedanta Resources Plc. (‘Vedanta’)

•	Vedanta Resources Holdings Limited (‘VRHL’)

•	Twin Star Holdings Limited (‘TSHL’)

•	Finsider International Company Limited (‘Finsider’)

•	Westglobe Limited (‘Westglobe’)

•	Welter Trading Limited (‘Welter’)

•	Richter Holdings Limited (‘Richter’)

•	Vedanta Resources Finance Limited

•	Vedanta Resources Cyprus Limited

B)	Fellow subsidiaries (with whom transactions have taken place)

•	Konkola Copper Mines (‘KCM’)

•	Vedanta Resources Jersey II Limited (‘VRJ2’)

•	Vedanta Resources Jersey Limited (‘VRJL’)

•	Vedanta Jersey Investments Limited (‘VJIL’)

•	Sterlite Technologies Limited (‘STL’)

•	Sterlite Power Transmission Limited (‘SPTL’)

•	Sterlite Iron and Steel Company Limited (‘SISCOL’)

•	Sterlite Power Grid Ventures Limited (‘SPGVL’)

C)	Post Retirement Benefit Plan

•	Balco Employees Provident Fund Trust

•	Hindustan Zinc Ltd Employees Contributory Provident Fund Trust

•	Sesa Group Employees Provident Fund Trust

•	Sesa Mining Corporation Limited Employees Provident Fund Trust

•	Sesa Resources Limited Employees Provident Fund Trust

•	HZL Employee group Gratuity Trust

•	Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund

•	Sesa Resources Limited Employees Gratuity Fund

•	Sesa Mining Corporation Limited Employees Gratuity Fund

•	HZL Superannuation Trust

•	Sesa Group Executives Superannuation scheme Fund

•	Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund

D)	Other Related Parties (with whom transactions have taken place)

•	Vedanta Medical Research Foundation (‘VMRF’)

•	Vedanta Foundation

•	India Grid trust

•	Cairn Foundation

•	Sesa Community Development Foundation

The below details provide the total amount of transactions that have been entered into with related parties for the relevant financial year. The significant transactions relate to the normal sale and purchase of goods and loans and investments.

The significant transactions with related parties for the year ended March 31, 2016, March 31, 2017 and March 31, 2018 are set out below:

	For the year ended March 31,
	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Sales
STL	9,188	8,577	693	11
SPTL	—	177	11,288	173
KCM	—	—	24	0

Total	9,188	8,754	12,005	184

Purchases of goods/services
KCM	382	2,977	6,575	101
STL	74	174	9	0
SPTL	—	28	128	2

Total	456	3,179	6,712	103

Interest income / (Finance costs)
VRJ2	(11,563)	(2,179)	—	—
VRJL	—	(36)	—	—
Vedanta	438	394	279	4
KCM	—	26	45	1
TSHL	5	14	15	0
SISCOL	5	2	4	0
STL	14	90	—	—
SPTL	—	—	7	0

Total	(11,101)	(1,689)	350	5

Dividend paid
TSHL	8,069	26,829	29,243	449
Finsider	2,349	7,809	8,512	131
Westglobe	259	862	940	14
Welter	224	744	811	12

Total	10,901	36,244	39,506	606

Management and brand fees expenses
Vedanta	330	589	3,447	53

Total	330	589	3,447	53

Dividend Income
STL	3	7	4	0
India Grid Trust	—	—	81	1

Total	3	7	85	1

Outsourcing Service Income
Vedanta	28	32	33	1

Total	28	32	33	1

Long Term Incentive Plan Expenses
Vedanta	876	628	531	8
KCM	—	—	(1)	(0)

Total	876	628	530	8

Other Expenses
SPGVL	—	—	0	0

Total	—	—	0	0

Loans given/(repaid) during the year
TSHL	655	—	—	—
SISCOL	1	0	0	0
SISCOL	(25)	—	—	—

Total	631	0	0	0

During the previous year ended March 31, 2017, loan of ₹ 10 million was given to Roshskor Township (Proprietary) Limited.

In addition to above, there was a reimbursement for expenses to Vedanta of ₹ 152 million and ₹ 170 million ($ 3 million) as at March 31, 2017 and March 31, 2018 respectively. Further, there was a recovery made for expenses from KCM of ₹ 134 million and ₹ 48 million ($ 1 million), from SISCOL of ₹ 0 million and ₹ Nil and from Volcan of ₹14 million and ₹ 17 million ($ 0 million) for the year ended March 31, 2017 and March 31, 2018 respectively.

	For the year ended March 31,
	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Loan taken/(repaid) during the year
VRJ2	(51,182)	(126,187)	—	—
VRJ2	3,856	939	—	—
VRJL	—	1,907	—	—
VRJL	—	(1,907)	—	—

Total	(47,326)	(125,248)	—	—

Guarantee given/(taken)
Vedanta	(58,915)	(142,653)	—	—
VMRF	—	—	344	5

Total	(58,915)	(142,653)	344	5

Corporate social responsibility expenditure/ donation
Sesa Community Development Foundation	23	19	53	1
Vedanta Foundation*	31	683	1	0
VMRF	176	348	833	13

Total	230	1,050	887	14

Corporate social responsibility expenditure was also incurred through Cairn Foundation of ₹ 120 million and ₹ 161 million ($2 million) for the year ended March 31, 2017 and March 31, 2018 respectively.

*	includes donation in kind, having fair market value of ₹ 112 million ($ 1.7 million) for the year ended March 31, 2017.

The significant receivables from and payables to related parties as at March 31, 2017 and March 31, 2018 are set out below:

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Receivable from:
STL	263	40	1
SPTL	1	50	1
KCM	1,475	3,237	50
Vedanta	68	695	11
SISCOL	122	127	2
Goa Maritime Private Limited	10	10	0
Vedanta Foundation	—	50	1
Volcan	23	41	1
TSHL	18	33	1
SPGVL	—	0	0

Total	1,980	4,283	68

Loans to:
SISCOL	44	45	1
TSHL	648	650	10
RoshSkor Township (Proprietary) Limited	70	75	1

Total	762	770	12

Payable to:
Vedanta	223	212	3
KCM	79	383	6
STL	147	—	—

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Hindustan Zinc Ltd Employees Contributory provident Fund Trust	29	89	1
Sesa Resources Limited Employees Provident Fund	1	1	0
Sesa Mining Corporation Limited Employees Provident Fund	2	3	0
Sesa Group Employees Provident Fund	16	17	0
Balco Employees Provident Fund Trust	47	50	1
HZL Superannuation Trust	2	2	0
Sesa Group Executives Superannuation Scheme	4	2	0
Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund	2	0	0
TSHL	24,415	—	—
Finsider	7,106	—	—
Westglobe	785	—	—
Welter	677	—	—
SPTL	—	31	0

Total	33,535	790	11

An amount of ₹ 180 million and ₹ 112 million ($ 2 million) is payable to Cairn Foundation as at March 31, 2017 and March 31, 2018, respectively.

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Guarantees outstanding given / (taken)
Vedanta#	(350,149)	—	—
Volcan*	1,150	1,150	18
VMRF	—	344	5

Total	(348,999)	1,494	23

Investment in Equity Shares/ units – Quoted
India Grid Trust	—	1,223	19
STL	600	1,488	23

Total	600	2,711	42

Investment in Equity Shares – Unquoted
SPTL	95	107	2

Total	95	107	2

Investment in Vedanta Bonds	5,246	4,117	63

Total	5,246	4,117	63

*	Bank guarantee given by the Company on behalf of Volcan in favour of Income tax department, India as collateral in respect of certain tax disputes of Volcan.
#	During the current year, guarantee worth ₹ 282,058 million has been withdrawn by Vedanta and the guarantees worth ₹ 68,091 million is extinguished as the underlying external loan has been repaid.

Cairn PSC guarantee to Government

Vedanta Resources PLC as a parent company has provided a financial and performance guarantee to Government of India for erstwhile Cairn India Group’s obligation under the Production Sharing Contract (‘PSC’). The guarantee provides for making available financial resources equivalent to Cairn India’s share for its obligation under PSC, personnel and technical services in accordance with industry practices and any other resources in case Cairn India is unable to fulfill its obligations under PSC.

Cairn Investment in Vedanta Bonds

Cairn India Holdings Limited had invested ₹ 4,854 million and ₹ 3,840 million ($ 59 million) as at March 31, 2017 and March 31, 2018, respectively in bonds issued by Vedanta, which have maturities ranging from January 2019 to May 2023 at coupon ranging from 6% to 8.25% p.a. The carrying values of these bonds including interest accrued are Rs 5,246 million and Rs 4,117 million ($63 million) as at March 31, 2017 and March 31, 2018, respectively.

Loans to holding companies

During the year ended March 31, 2016, Lisheen Milling Limited entered into a loan agreement with Twin Star Holding Limited for ₹ 667 million at an interest rate of 2.1%. The loan is unsecured and the outstanding balance under the facility at March 31, 2017 and March 31, 2018 is ₹ 648 million and Rs 650 million ($10 million) respectively. The loan was due in March 2018. The loan has been renewed for a further period of 12 months and is now due in March 2019.

Loans to fellow subsidiaries

During the year ended March 31, 2018 Group had renewed loan provided to SISCOL to finance project in earlier years. The loan balance as at March 31, 2017 and March 31, 2018 was ₹ 44 million and ₹ 45 million ($1 million) respectively. The loan is unsecured in nature and carries an interest rate of 8.50% per annum. The loan was due for repayment in March 2018. The loan has been renewed for a further period of 12 months and is now due in March 2019.

Sale of Subsidiary

During the year ended March 31, 2017, the Group sold one of its subsidiary - Sterlite Infraventures Limited (SIVL) to a fellow subsidiary - Sterlite Power Transmission Limited for a net consideration of ₹ 2 million.

Purchase of Subsidiary

During the year ended March 31, 2017, the Group purchased 100% of the shareholding in Sesa Sterlite Mauritius Holdings Limited from VRHL at $1.

Terms and conditions of transactions with related parties

All transactions with related parties are made in ordinary course of business. For the year ended March 31 2018, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

Remuneration of key management personnel

The remuneration of the key management personnel of the Group are set out below in aggregate for each of the categories specified in IAS 24 Related party disclosures.

	Year ended March 31,
	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Short term employee benefits	341	348	326	5
Post-employment benefits*	26	26	24	0
Share based payments	66	77	61	1

Total	433	451	411	6

*	Does not include the provision made for gratuity and leave benefits, as they are determined on an actuarial basis for all the employees together.

Commission/ Sitting fees paid to Independent directors is ₹ 33 million and ₹ 35 million ($ 1 million) for the year ended March 31, 2017 and March 31, 2018 respectively. Commission/ Sitting fees paid to other Key Management Personnel is ₹ 3 million and ₹ 2 million ($ 0 million) for the year ended March 31, 2017 and March 31, 2018 respectively.

Dividend paid to Key Management Personnel is ₹ 0 million and ₹ 0 million ($ 0 million) for the year ended March 31, 2017 and March 31, 2018 respectively.

Relatives of Key Management Personnel -

	Year ended March 31,
	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Salary of relatives of Key management personnel	71	79	71	1

Total	71	79	71	1

	Year ended March 31,
	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Short term interest bearing salary advance given / (repaid) during the year	(91)	—	—	—

Total	(91)	—	—	—

Commission paid to relatives of Key Management Personnel is ₹ 2 million and ₹ 2 million ($ 0 million) for the year ended March 31, 2017 and March 31, 2018 respectively.

Dividend paid to relatives of Key Management Personnel is ₹ 4 million and ₹ 4 million ($ 0 million) for the year ended March 31, 2017 and March 31, 2018 respectively.

Details of transactions during the year with provident fund trusts:

	Year ended March 31
	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
PF Trust
Balco Employees Provident Fund Trust	113	159	129	2
Hindustan Zinc Ltd Employees Contributory
Provident Fund Trust	327	309	303	5
Sesa Resources Limited Employees Provident Fund Trust	22	3	5	0
Sesa Mining Corporation Limited Employees Provident Fund Trust	23	6	10	0
Sesa Group Employees Provident Fund Trust	157	59	47	1

Total	642	536	494	8

In addition to above, ₹ 253 million and ₹ 161 million ($ 2 million) has been contributed to HZL Employee Group Gratuity Trust and ₹ 106 million and ₹ 53 million ($ 1 million) has been contributed to other retirement benefit trusts for the year ended March 31, 2017 and March 31, 2018 respectively.